UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200
Schwab Investments — Schwab Global Real Estate Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: September 1, 2011 — November 30, 2011

Item 1. Schedule of Investments.

Schwab Investments
Schwab Global Real Estate Fund™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

95.9%		Common Stock	175,096,551	180,418,207
4.5%		Short-Term Investments	8,466,057	8,466,057

100.4%		Total Investments	183,562,608	188,884,264
(0	.4)%	Other Assets and Liabilities, Net		(670,176)

100.0%		Net Assets		188,214,088

	Number	Value
Security	of Shares	($)

Common Stock 95.9% of net assets

Asia Pacific and Other 33.9%

Australia 8.7%
Abacus Property Group	713,000	1,494,250
CFS Retail Property Trust	1,019,690	1,970,635
Commonwealth Property Office Fund	1,000,000	1,001,968
Dexus Property Group	1,169,583	1,058,050
Stockland	782,932	2,806,468
Westfield Group	485,934	4,196,951
Westfield Retail Trust	1,463,934	3,910,856

		16,439,178

Brazil 3.6%
Brookfield Incorporacoes S.A.	286,612	941,452
Iguatemi Empresa de Shopping Centers S.A.	51,500	941,801
Multiplan Empreendimentos Imobiliarios S.A.	95,750	1,916,747
PDG Realty S.A. Empreendimentos e Participacoes	509,900	1,894,837
Rossi Residencial S.A.	178,500	984,126

		6,678,963

China 0.5%
Agile Property Holdings Ltd.	1,182,000	956,656

Hong Kong 10.2%
Champion Real Estate Investment Trust	2,155,000	848,703
Hang Lung Properties Ltd.	1,200,000	3,640,571
Henderson Land Development Co., Ltd.	188,000	935,310
Hongkong Land Holdings Ltd.	392,000	1,824,031
Hysan Development Co., Ltd.	420,069	1,355,059
New World Development Co., Ltd.	2,684,731	2,295,731
Soho China Ltd.	2,061,000	1,402,566
Sun Hung Kai Properties Ltd.	278,454	3,460,311
The Hongkong & Shanghai Hotels Ltd.	1,720,968	1,860,964
The Link REIT	411,218	1,481,308

		19,104,554

Japan 6.0%
Advance Residence Investment Corp.	502	936,610
Mitsubishi Estate Co., Ltd.	227,000	3,789,372
Mitsui Fudosan Co., Ltd.	205,500	3,332,869
Mori Trust Sogo Reit, Inc.	104	860,043
Sumitomo Realty & Development Co., Ltd.	119,500	2,370,327

		11,289,221

Singapore 4.9%
Ascendas REIT	615,000	990,538
CapitaCommercial Trust	1,094,000	930,081
CDL Hospitality Trusts	769,000	902,354
Global Logistic Properties Ltd. *	2,835,000	4,122,123
Mapletree Logistics Trust	2,089,200	1,366,994
Suntec Real Estate Investment Trust	1,005,000	901,887

		9,213,977

		63,682,549

Europe 10.8%

Austria 0.4%
Conwert Immobilien Invest SE	71,300	831,299

Finland 0.5%
Technopolis Ojy	193,505	864,115

France 3.3%
Gecina S.A.	16,953	1,464,247
Unibail-Rodamco SE	25,326	4,721,075

		6,185,322

Germany 1.1%
Deutsche Wohnen AG	85,000	1,190,480
GSW Immobilien AG *	30,800	985,368

		2,175,848

Sweden 0.7%
Fabege AB	166,200	1,299,023

United Kingdom 4.8%
Capital & Counties Properties plc	692,000	1,977,526
Great Portland Estates plc	327,178	1,815,957
Land Securities Group plc	264,688	2,862,376
Shaftesbury plc	178,000	1,404,866
Unite Group plc	340,000	952,330

		9,013,055

		20,368,662

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Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

North America 51.2%

Canada 7.4%
Allied Properties Real Estate Investment Trust	40,390	947,616
Boardwalk Real Estate Investment Trust	29,793	1,518,057
Brookfield Office Properties Canada	43,235	981,306
Brookfield Properties, Inc.	123,000	1,817,354
Calloway Real Estate Investment Trust	37,142	994,884
Canadian Apartment Properties Real Estate Investment Trust	70,904	1,462,650
Canadian Real Estate Investment Trust	27,097	959,080
Dundee Real Estate Investment Trust	31,370	1,005,437
Killam Properties, Inc.	91,074	966,149
Primaris Retail Real Estate Investment Trust	71,089	1,411,387
RioCan Real Estate Investment Trust	75,361	1,884,844

		13,948,764

United States 43.8%
Acadia Realty Trust	48,000	939,840
Alexandria Real Estate Equities, Inc.	50,586	3,316,418
AvalonBay Communities, Inc.	18,931	2,363,535
Boston Properties, Inc.	59,945	5,717,554
Duke Realty Corp.	207,873	2,411,327
Entertainment Properties Trust	34,200	1,528,740
Equity Residential	34,000	1,876,460
Essex Property Trust, Inc.	14,227	1,890,057
Federal Realty Investment Trust	19,489	1,723,412
HCP, Inc.	86,800	3,354,820
Home Properties, Inc.	49,950	2,745,752
Host Hotels & Resorts, Inc.	277,736	3,929,965
Hudson Pacific Properties, Inc.	75,000	963,000
Kilroy Realty Corp.	27,000	974,430
Kimco Realty Corp.	239,603	3,778,539
LaSalle Hotel Properties	66,560	1,558,170
Lennar Corp., Class A	51,300	944,433
Pebblebrook Hotel Trust	51,000	944,520
ProLogis, Inc.	202,271	5,627,179
Public Storage	35,638	4,700,652
Simon Property Group, Inc.	60,748	7,553,406
SL Green Realty Corp.	28,600	1,883,024
Starwood Hotels & Resorts Worldwide, Inc.	69,203	3,299,599
The Macerich Co.	77,000	3,857,700
The Ryland Group, Inc.	71,000	1,067,840
UDR, Inc.	78,000	1,833,000
Ventas, Inc.	106,613	5,624,902
Vornado Realty Trust	62,522	4,654,763
Weingarten Realty Investors	65,500	1,355,195

		82,418,232

		96,366,996

Total Common Stock
(Cost $175,096,551)		180,418,207

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 4.5% of net assets

Time Deposits 4.5%
Bank of America
US Dollar
0.03%, 12/01/11	2,837,679	2,837,679
Brown Brothers Harriman
Euro
0.10%, 12/01/11	86,633	116,408
Japanese Yen
0.01%, 12/01/11	21,906,697	282,448
Norwegian Krone
0.70%, 12/01/11	1,000,000	173,138
Pound Sterling
0.10%, 12/01/11	243,429	381,916
Singapore Dollar
0.01%, 12/01/11	502,320	391,932
Swedish Krona
0.81%, 12/01/11	984,618	145,502
Swiss Franc
0.01%, 12/01/11	190,393	208,399
US Dollar
0.03%, 12/01/11	474	474
Citibank
Euro
0.10%, 12/01/11	465,222	625,118
Hong Kong Dollar
0.01%, 12/01/11	8,340,600	1,073,609
Japanese Yen
0.01%, 12/01/11	66,213,494	853,707
JPMorgan Chase
Australian Dollar
3.53%, 12/01/11	614,184	631,626
Canadian Dollar
0.25%, 12/01/11	121,356	118,983
Euro
0.10%, 12/01/11	465,222	625,118

Total Short-Term Investments
(Cost $8,466,057)		8,466,057

End of Investments.

At 11/30/11, the tax basis cost of the fund’s investments was $189,496,805 and the unrealized appreciation and depreciation were $12,197,135 and ($12,809,676), respectively, with a net unrealized depreciation of ($612,541).

As of 11/30/11, the values of certain foreign securities held by the fund aggregating $77,372,248 were adjusted from their

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Portfolio Holdings (Unaudited) continued

closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock
Asia Pacific and Other(a)	$6,678,963	$—	$—	$6,678,963
Australia	—	16,439,178	—	16,439,178
China	—	956,656	—	956,656
Hong Kong	—	19,104,554	—	19,104,554
Japan	—	11,289,221	—	11,289,221
Singapore	—	9,213,977	—	9,213,977
Europe(a)	—	20,368,662	—	20,368,662
North America(a)	96,366,996	—	—	96,366,996
Short-Term Investments(a)	—	8,466,057	—	8,466,057

Total	$103,045,959	$85,838,305	$—	$188,884,264

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Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG406025NOV11

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	01/26/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	01/26/2012

By:	/s/ George Pereira
George Pereira Principal Financial Officer

Date:	01/26/2012